FINANCIAL INSTRUMENTS - Net Losses Recognized in Income (Details) - Other Derivatives - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Gains (losses) recognized in current earnings [Line Items]
Net Gains (Losses) in Income	$ (12.3)	$ 2.0	$ (22.5)
Foreign exchange contracts | Cost of products sold
Gains (losses) recognized in current earnings [Line Items]
Net Gains (Losses) in Income	1.9	(1.5)	4.5
Foreign exchange contracts | Marketing, general and administrative expense
Gains (losses) recognized in current earnings [Line Items]
Net Gains (Losses) in Income	$ (14.2)	$ 3.5	$ (27.0)